Income Taxes (Details) - Schedule of income taxes expense (benefit) - Nukkleus Inc.[Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Current:
Total current income taxes expense
Deferred:
Total deferred income taxes (benefit)					(1,352,095)	(304,408)
Change in valuation allowance					1,352,095	304,408
Total income taxes expense
Federal [Member]
Current:
Total current income taxes expense
Deferred:
Total deferred income taxes (benefit)					(977,249)	(201,703)
State [Member]
Current:
Total current income taxes expense
Deferred:
Total deferred income taxes (benefit)					(330,869)	(38,419)
Malta [Member]
Current:
Total current income taxes expense
Deferred:
Total deferred income taxes (benefit)					(26,170)	(9,136)
United Kingdom [Member]
Current:
Total current income taxes expense
Deferred:
Total deferred income taxes (benefit)					(17,138)	(55,150)
Lithuania [Member]
Current:
Total current income taxes expense
Deferred:
Total deferred income taxes (benefit)					$ (669)